Senior Unsecured Bonds - Summary of Senior Unsecured Bond and Total Deferred Financing Costs (Details) - 2020 Senior Unsecured Bonds - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Debt Instrument [Line Items]
Total bonds cost	$ 100,000	$ 100,000
Less Treasury bonds*	(9,000)	(9,000)	$ (9,000)
Less deferred financing costs	(467)	(664)
Total	$ 90,533	$ 90,336